MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Managed Portfolio Series
The Olstein All Cap Value Fund
The Olstein Strategic Opportunities Fund
August 16, 2018

EXPLANATORY NOTE

On behalf of The Olstein All Cap Value Fund and The Olstein Strategic Opportunities Fund, each a series of Managed Portfolio Series (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on August 2, 2018; such form of Supplement (Accession Number 0000894189-18-004136) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE